Expense Example, No Redemption - BrandywineGLOBAL - Flexible Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 533
Expense Example, No Redemption, 3 Years	939
Expense Example, No Redemption, 5 Years	1,370
Expense Example, No Redemption, 10 Years	2,566
Class A2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	553
Expense Example, No Redemption, 3 Years	987
Expense Example, No Redemption, 5 Years	1,445
Expense Example, No Redemption, 10 Years	2,711
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	773
Expense Example, No Redemption, 5 Years	1,384
Expense Example, No Redemption, 10 Years	3,035
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	642
Expense Example, No Redemption, 5 Years	1,173
Expense Example, No Redemption, 10 Years	2,627
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	444
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,931
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	427
Expense Example, No Redemption, 5 Years	811
Expense Example, No Redemption, 10 Years	$ 1,891